Tax on income (schedule of reconciliation of statutory tax rate to effective tax rate) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Income taxes	₪ 39,192	$ 10,806	₪ 53,974	₪ 57,820
Statutory tax rate	23.00%	23.00%	23.00%	23.00%
Tax computed by statutory tax rate	₪ 9,014	$ 2,485	₪ 12,414	₪ 13,299
Tax increments (savings) due to:
Non-deductible expenses	541	150	147	97
Profit or loss for tax for which deferred taxes were not provided	0	0	(13)	12
Temporary differences	(19)	(5)	0	0
Taxes for previous years	(268)	(74)	358	0
Tax exempt Income	(1,224)	(338)	(844)	(1,202)
Other	(508)	(140)	348	513
Total Reconciliation of the statutory tax rate to the effective tax rate	₪ 7,536	$ 2,078	₪ 12,410	₪ 12,719